Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Management fees	$ 683,322	$ 503,954	$ 450,949
Performance fees	2,519	1,624	4,145
Total revenues	685,841	505,578	455,094
Compensation and benefits
Salaries, incentive compensation and benefits	309,163	227,258	198,601
Pre-offering related compensation-share-based awards	404,160	101,682	(21,082)
Pre-offering related compensation-other	143,035	54,153	55,714
Total compensation and benefits	856,358	383,093	233,233
Distribution and marketing	38,398	28,990	26,174
Occupancy	10,476	9,251	8,962
Communication and technology	14,426	13,240	10,605
General and administrative	27,387	23,917	21,825
Total operating expenses	947,045	458,491	300,799
Total operating income (loss)	(261,204)	47,087	154,295
Non-operating income (loss)
Interest expense	(11,869)	(11,442)	(18,386)
Net gains (losses) of Launch Equity	10,623	8,817	(3,102)
Loss on debt extinguishment	0	(827)	0
Net gain on the valuation of contingent value rights	49,570	0	0
Net investment income	5,138	740	260
Other non-operating gains	0	(751)	(1,933)
Total non-operating income (loss)	53,462	(3,463)	(23,161)
Income (loss) before income taxes	(207,742)	43,624	131,134
Provision for income taxes	26,390	1,047	1,162
Net income (loss) before noncontrolling interests	(234,132)	42,577	129,972
Less: Net income (loss) attributable to noncontrolling interests-Artisan Partners Holdings	(269,562)	33,760	133,073
Less: Net income (loss) attributable to noncontrolling interest-Launch Equity	10,623	8,817	(3,101)
Net income attributable to Artisan Partners Asset Management Inc.	$ 24,807	$ 0	$ 0